Fees and Expenses - Prospectus Summary	Apr. 30, 2025 USD ($)
NYLI CBRE Global Infrastructure Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 40 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI CBRE Global Infrastructure Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI CBRE Global Infrastructure Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.23%	0.23%	0.14%	0.05%
Expenses (as a percentage of Assets)		1.24%	1.33%	2.08%	0.99%	0.90%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.02%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	1.24%	1.33%	2.08%	0.97%	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination		August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026
[1]	The management fee is as follows: 0.85% on assets up to $3 billion and 0.84% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2026, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI CBRE Global Infrastructure Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 669	$ 629	$ 311	$ 99	$ 92
Expense Example, with Redemption, 3 Years	922	900	652	313	287
Expense Example, with Redemption, 5 Years	1,194	1,192	1,119	545	498
Expense Example, with Redemption, 10 Years	$ 1,967	$ 2,021	$ 2,219	$ 1,211	$ 1,108

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI CBRE Global Infrastructure Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	$ 2,219

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	81.00%
NYLI CBRE Global Infrastructure Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI CBRE Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI CBRE Real Estate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 40 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI CBRE Real Estate Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI CBRE Real Estate Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.39%	0.33%	0.33%	0.39%	0.10%
Expenses (as a percentage of Assets)		1.39%	1.33%	2.08%	1.14%	0.85%
Fee Waiver or Reimbursement	[1]	(0.21%)	0.00%	(0.15%)	(0.31%)	(0.11%)
Net Expenses (as a percentage of Assets)	[1]	1.18%	1.33%	1.93%	0.83%	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination		August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.18%; Investor Class 1.35%; Class C, 1.93%; Class I, 0.83%; and Class R6, 0.74%. This agreement will remain in effect until August 31, 2026, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI CBRE Real Estate Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 664	$ 629	$ 296	$ 85	$ 76
Expense Example, with Redemption, 3 Years	946	900	637	331	260
Expense Example, with Redemption, 5 Years	1,250	1,192	1,105	598	461
Expense Example, with Redemption, 10 Years	$ 2,110	$ 2,021	$ 2,206	$ 1,358	$ 1,039

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI CBRE Real Estate Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,105
Expense Example, No Redemption, 10 Years	$ 2,206

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	98.00%
NYLI CBRE Real Estate Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI CBRE Real Estate Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Conservative ETF Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 60 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Conservative ETF Allocation Fund	Class A		Class C	Class I	Class R3	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Conservative ETF Allocation Fund		Class A	Class C	Class I	Class R3	SIMPLE Class
Management Fees (as a percentage of Assets)		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.50%	0.50%
Other Expenses (as a percentage of Assets):		0.39%	0.42%	0.39%	0.49%	0.42%
Acquired Fund Fees and Expenses		0.15%	0.15%	0.15%	0.15%	0.15%
Expenses (as a percentage of Assets)		0.99%	1.77%	0.74%	1.34%	1.27%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.07%)	(0.04%)	(0.04%)	(0.07%)
Net Expenses (as a percentage of Assets)	[1]	0.95%	1.70%	0.70%	1.30%	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination		August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of the Fund's average daily net assets: Class A, 0.80%; Class C, 1.55%; Class I, 0.55%; Class R3, 1.15% and SIMPLE Class, 1.05%. This agreement will remain in effect until August 31, 2026, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Conservative ETF Allocation Fund - USD ($)	Class A	Class C	Class I	Class R3	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 394	$ 273	$ 72	$ 132	$ 122
Expense Example, with Redemption, 3 Years	602	550	233	421	396
Expense Example, with Redemption, 5 Years	827	953	408	730	690
Expense Example, with Redemption, 10 Years	$ 1,473	$ 1,872	$ 915	$ 1,609	$ 1,528

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Conservative ETF Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	953
Expense Example, No Redemption, 10 Years	$ 1,872

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	87.00%
NYLI Conservative ETF Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Moderate ETF Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 60 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Moderate ETF Allocation Fund	Class A		Class C	Class I	Class R3	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Moderate ETF Allocation Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
Management Fees (as a percentage of Assets)	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.50%
Other Expenses (as a percentage of Assets):	0.18%	0.22%	0.19%	0.28%	0.22%
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Expenses (as a percentage of Assets)	0.77%	1.56%	0.53%	1.12%	1.06%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Moderate ETF Allocation Fund - USD ($)	Class A	Class C	Class I	Class R3	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 376	$ 259	$ 54	$ 114	$ 108
Expense Example, with Redemption, 3 Years	539	493	170	356	337
Expense Example, with Redemption, 5 Years	715	850	296	617	585
Expense Example, with Redemption, 10 Years	$ 1,226	$ 1,644	$ 665	$ 1,363	$ 1,294

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Moderate ETF Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	$ 1,644

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	84.00%
NYLI Moderate ETF Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Growth ETF Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 60 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Growth ETF Allocation Fund	Class A		Class C	Class I	Class R3	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Growth ETF Allocation Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
Management Fees (as a percentage of Assets)	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.50%
Other Expenses (as a percentage of Assets):	0.22%	0.23%	0.22%	0.32%	0.23%
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Expenses (as a percentage of Assets)	0.81%	1.57%	0.56%	1.16%	1.07%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Growth ETF Allocation Fund - USD ($)	Class A	Class C	Class I	Class R3	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 380	$ 260	$ 57	$ 118	$ 109
Expense Example, with Redemption, 3 Years	551	496	179	368	340
Expense Example, with Redemption, 5 Years	736	855	313	638	590
Expense Example, with Redemption, 10 Years	$ 1,272	$ 1,663	$ 701	$ 1,409	$ 1,306

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Growth ETF Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	$ 1,663

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	86.00%
NYLI Growth ETF Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Equity ETF Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 60 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 146 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Equity ETF Allocation Fund	Class A		Class C	Class I	Class R3	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Equity ETF Allocation Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
Management Fees (as a percentage of Assets)	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.50%
Other Expenses (as a percentage of Assets):	0.25%	0.26%	0.26%	0.35%	0.26%
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)	0.82%	1.58%	0.58%	1.17%	1.08%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Equity ETF Allocation Fund - USD ($)	Class A	Class C	Class I	Class R3	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 381	$ 261	$ 59	$ 119	$ 110
Expense Example, with Redemption, 3 Years	554	499	186	372	343
Expense Example, with Redemption, 5 Years	741	860	324	644	595
Expense Example, with Redemption, 10 Years	$ 1,283	$ 1,674	$ 726	$ 1,420	$ 1,317

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Equity ETF Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	$ 1,674

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%
NYLI Equity ETF Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.